SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Subsidiaries of Company
The material subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Digital marketing	Malta	100
GDC America Inc.	Digital marketing	United States	100
Roto Sports Inc.	Digital marketing	United States	100
NDC Media Limited	Digital marketing	Malta	100

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group into USD from Euros:

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD (1)	LOW	HIGH
Year Ended December 31:	(EUR per USD)
2022	0.93	0.95	0.88	0.87	1.05
2021	0.88	0.85	0.81	0.81	0.89
2020	0.81	0.88	0.89	0.81	0.93
(1)Exchange rates are as per European Central Bank.
(2)The average is based on published rates refreshed daily by the European Central Bank.
Summary of Cost of Assets to Residual Values Over Estimated Useful Lives
Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years

Disclosure Of Intangible Assets And Goodwill Explanatory
The carrying amount of intangible assets (excluding goodwill) with indefinite useful lives have been allocated to the Group’s cash generating units as follows:

	As at December 31,
	2022	2021
Performance marketing, domain names and related websites	61,454	22,642
Fantasy sports, domain names and related websites	8,100	—
	69,554	22,642

Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets
As at December 31, 2022 and 2021, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As at December 31,
	2022	2021
Ireland	66,069	27,247
United States	24,770	186
Malta	214	20
	91,053	27,453